Leases	12 Months Ended
Oct. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Leases [Text Block]
8. Leases

(a) As a lessee

The lease obligation relates to the use of office space in Toronto, Ontario. The lease agreement in effect for the year ended October 31, 2021 was set to expire on July 31, 2022. On May 26, 2022, a new lease agreement was entered into for a term from August 1, 2022 to July 31, 2025 for office space in another location in Toronto, Ontario. The present value of the lease obligation was calculated using a discount rate of 9%.

(a) As a lessee

The lease liability is summarized as follows:

Balance, October 31, 2020	$52,070
Interest expense	9,160
Lease payments	(36,442)
Balance, October 31, 2021	$24,788
New lease agreement	48,408
Interest expense	3,629
Lease payments	(28,946)
Foreign exchange	(3,095)
Balance, October 31, 2022	44,784
Interest expense	3,323
Lease payments	(18,932)
Foreign exchange	(121)
Balance, October 31, 2023	$29,054

The following represents a maturity analysis of the Company's undiscounted contractual lease obligations as at October 31, 2023:

USD
Less than one year	$18,822
Between one and five years	$12,756

(b) As a lessor

The Company sub-leases a portion of its office space under a lease agreement for a term of three years, expiring July 31, 2025. The sub-lease is classified as an operating lease because it does not transfer substantially all of the risks and rewards incidental to ownership of the asset.

For the year ended October 31, 2023, the Company recognized a total of $17,682 (2022 - $19,076) as rental income which has been recorded as a reduction to general and administrative expenses on the consolidated statement of operations and comprehensive loss.

The following represents a maturity analysis of the Company's lease payments to be received after October 31, 2023:

USD
Less than one year	$17,626
Between one and five years	$14,593